INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred income tax balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2020	2019
Deferred income tax assets
Financial instruments and other	$18	$15
Tax losses carried forward	34	31
	$52	$46
Deferred income tax liabilities
Property, plant and equipment	$(643)	$(505)
Intangible assets	(809)	(965)
	$(1,452)	$(1,470)
Net deferred income tax liabilities	$(1,400)	$(1,424)
Reflected in the statement of financial position as follows:
Deferred tax assets	$43	$41
Deferred tax liabilities	(1,443)	(1,465)
Net deferred tax liabilities	$(1,400)	$(1,424)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2020
Deferred tax assets related to non-capital losses and capital losses	$31	$2	$—	$1	$—	$34
Deferred tax liabilities related to differences in tax and book basis, net	(1,455)	(104)	(68)	193	—	(1,434)
Net deferred tax liabilities	$(1,424)	$(102)	$(68)	$194	$—	$(1,400)

		Recognized in
US$ MILLIONS	Jan. 1, 2019	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2019
Deferred tax assets related to non-capital losses and capital losses	$31	$—	$—	$—	$—	$31
Deferred tax liabilities related to differences in tax and book basis, net	(1,317)	(97)	(60)	19	—	(1,455)
Net deferred tax liabilities	$(1,286)	$(97)	$(60)	$19	$—	$(1,424)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$67	$59	$35
Cash flow hedges	1	1	1
Total income tax recognized directly in other comprehensive income	$68	$60	$36

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Tax expense comprises:
Current income tax expense	$167	$175	$134
Deferred income tax expense
Origination and reversal of temporary differences	67	89	94
Change in tax rates or the imposition of new taxes	27	—	—
Deferred tax assets not recognized	8	8	6
Total income tax expense	$269	$272	$234
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$37	$842	$815
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	70	267	257
Change in tax rates and new legislation	27	—	—
International operations subject to different tax rates	(3)	(3)	(12)
Taxable income attributable to non-controlling interests	(5)	(6)	(24)
Portion of gains subject to different tax rates	—	8	9
Deferred tax assets not recognized	8	8	6
Foreign exchange	17	—	—
Non-deductible dividends on exchangeable shares	18	—	—
Non-deductible remeasurement adjustments on exchangeable and class B shares	136	—	—
Permanent differences and other	1	(2)	(2)
Income tax expense recognized in profit or loss	$269	$272	$234